Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 194,901	$ 198,718
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	11,110	12,641
Less: distribution expense to managed fleet container investors	(9,925)	(11,173)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(443)	(453)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	742	1,015
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	744	532
Total
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,486	$ 1,547